Interests in Resource Properties	12 Months Ended
Dec. 31, 2018
Disclosure Of Interests In Resource Properties [Abstract]
Interests in Resource Properties
Note 13.  Interests in Resource Properties
The Group’s interests in resource properties as at December 31, 2018 and 2017 comprised the following:
	2018	2017
Interest in an iron ore mine	$218,203	$30,000
Hydrocarbon development and production assets	38,040	40,849
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	9,335
	$273,250	$92,551

The movements in the interest in an iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2018 were as follows:
Costs	Opening balance	Decommissioning obligations	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$30,000	$—	$188,203	$218,203
Hydrocarbon development and production assets	45,871	(338)	—	45,533
	$75,871	$(338)	$188,203	$263,736

Accumulated depreciation	Opening balance	Additions	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$—
Hydrocarbon development and production assets	5,022	2,471	—	7,493
	5,022	$2,471	$—	7,493
Carrying amount	$70,849			$256,243

The movements in the interest in an iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2017 were as follows:
Costs	Opening balance	Decommissioning obligations	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$30,000	$—	$—	$30,000
Hydrocarbon development and production assets	32,353	254	13,264	45,871
	$62,353	$254	$13,264	$75,871

Accumulated depreciation	Opening balance	Additions	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$—
Hydrocarbon development and production assets	2,661	2,361	—	5,022
	2,661	$2,361	$—	5,022
Carrying amount	$59,692			$70,849

The movements in exploration and evaluation assets presented as hydrocarbon probable reserves and undeveloped lands during the years ended December 31, 2018 and 2017 were as follows:
	2018		2017
	Probable reserves	Undeveloped lands	Probable reserves	Undeveloped lands
Balance, beginning of year	$12,367	$9,335	$9,416	$10,039
Additions	—	—	—	—
Disposal	—	(4,695)	—	(74)
Reversal (recognition) of impairment (losses)	—	—	2,951	(630)
Balance, end of year	$12,367	$4,640	$12,367	$9,335

Interest in an iron ore mine
The Group derives revenues from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in Newfoundland and Labrador, Canada. The sub-lease commenced in 1956 and expires in 2055. The iron ore deposit is currently sub-leased to a third-party entity under certain lease agreements which will also expire in 2055. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator based on a pre-determined formula, with a minimum payment not to be less than $3,250 per year.
In 2017, a third party (the new operator) acquired the mine out of CCAA proceedings. In 2018, the new operator announced that it had completed the financing for the mining operations on the iron ore mine and planned to recommence the operations in 2019. As a result of these new developments, management re-assessed whether there was any indication that previously recognized impairments for the asset might no longer exist or might have decreased. Pursuant to the re-assessment study of which the future cash flows were discounted at 8.3% per annum, management concluded that the previously recognized impairment loss of  $188,203 should be reversed.
Hydrocarbon properties
The Group owns hydrocarbon properties in western Canada. The majority of such operations are located in the Deep Basin fairway of the Western Canada Sedimentary Basin. The Group’s hydrocarbon development and production assets include producing natural gas wells, non-producing natural gas wells, producing oil wells and non-producing oil wells, but do not include a land position that includes net working interests in undeveloped acreage and properties containing probable reserves only, both of which are included in exploration and evaluation assets.
The recoverable amounts of the Group’s hydrocarbon CGUs are determined whenever facts and circumstances provide impairment indicators. CGU’s are mainly determined based upon the geographical region of the Group’s producing properties. The recoverable amounts of each CGU are based on the future post-tax cash flows expected to be derived from the Group’s hydrocarbon properties using a fair value less costs of disposal methodology (Level 3 fair value hierarchy). The post-tax cash flow projections incorporate management’s best estimates of future natural gas prices, production based on current estimates of recoverable reserves and resources, exploration potential, future operating costs, non-expansionary capital expenditures and inflation.
On December 31, 2016, the Group performed an impairment assessment on its hydrocarbon properties utilizing a post-tax discount rate of 10% and recognized a net non-cash reversal of impairment losses of $8,566, of which $7,672 were allocated to development and production assets and $1,684 to probable reserves and an impairment loss of  $790 was allocated to undeveloped lands. The related deferred income tax expense for 2016 was $2,526. On December 31, 2017, the Group performed an impairment assessment on its hydrocarbon properties utilizing a post-tax discount rate of 11% and recognized a net non-cash reversal of impairment losses of  $15,585, of which $13,264 were allocated to development and production assets and $2,951 to probable reserves and an impairment loss of  $630 was allocated to undeveloped lands. On December 31, 2018, the Group performed an impairment assessment on its hydrocarbon properties utilizing a post-tax discount rate of 9.25% and no impairments or reversals of impairments were recognized.